Selected Financial Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Selected Financial Quarterly Data (Unaudited)
Selected Financial Quarterly Data (Unaudited)
The following is a summary of the quarterly results of operations for the years ended December 31, 2017 and 2016 (in thousands, except per share data):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
2017
Total revenue	$13,013	$19,639	$19,255	$29,666	$81,573
Total operating expenses	15,149	18,221	21,595	37,130	92,095
Operating income (loss)	$(2,136)	$1,418	$(2,340)	$(7,464)	$(10,522)
Net income (loss)	$(2,723)	$(7,231)	$(2,258)	$(7,982)	$(20,194)
Net income (loss) attributable to the Company	$(2,385)	$(6,709)	$(1,856)	$(7,402)	$(18,352)
Basic:
Net income (loss) attributable to common stockholders per share (1)	$(1.18)	$(3.32)	$(0.92)	$(3.58)	$(9.04)
Weighted average common shares outstanding - basic	2,015	2,019	2,022	2,069	2,031
Diluted:
Net income (loss) attributable to common stockholders per share (1)	$(1.34)	$(3.85)	$(1.05)	$(3.72)	$(9.59)
Weighted average common shares outstanding - diluted	2,046	2,265	2,054	2,118	2,067

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
2016
Total revenue	$13,409	$18,152	$16,538	$19,508	$67,607
Total operating expenses	13,921	20,344	16,673	19,126	70,064
Operating income (loss)	$(512)	$(2,192)	$(135)	$382	$(2,457)
Net income (loss)	$(8,398)	$(1,279)	$(1,092)	$(1,634)	$(12,403)
Net income (loss) attributable to the Company	$(1,732)	$(1,106)	$(285)	$727	$(2,396)
Basic:
Net income (loss) attributable to common stockholders per share (1)	$(0.86)	$(0.55)	$(0.14)	$0.36	$(1.19)
Weighted average common shares outstanding - basic	2,008	2,011	2,014	2,014	2,012
Diluted:
Net income (loss) attributable to common stockholders per share (1)	$(1.51)	$(0.71)	$(0.49)	$(0.25)	$(2.56)
Weighted average common shares outstanding - diluted	2,218	2,048	2,262	2,267	2,209
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(1)
The sum of the basic and diluted income (loss) attributable to common stockholders per share for the four quarters in 2017 and 2016 may differ from the full year basic and diluted income (loss) attributable to common stockholders per share due to the required method of computing the weighted average diluted common shares in the respective periods.